FAIR VALUE MEASUREMENTS - Significant inputs (Details)	Jun. 30, 2021	Dec. 31, 2020 $ / shares	Oct. 30, 2020 $ / shares Y
Monte Carlo Simulation Model
FAIR VALUE MEASUREMENTS
Measurement input | Y			6.1
Stock price
FAIR VALUE MEASUREMENTS
Measurement input	9.96	10.06
Stock price | Monte Carlo Simulation Model
FAIR VALUE MEASUREMENTS
Measurement input			9.93
Strike price
FAIR VALUE MEASUREMENTS
Measurement input	11.50	11.50
Strike price | Monte Carlo Simulation Model
FAIR VALUE MEASUREMENTS
Measurement input			11.50
Probability of completing a Business Combination
FAIR VALUE MEASUREMENTS
Measurement input		86.0
Probability of completing a Business Combination | Monte Carlo Simulation Model
FAIR VALUE MEASUREMENTS
Measurement input			86.0
Dividend yield
FAIR VALUE MEASUREMENTS
Measurement input		0
Term (in years)
FAIR VALUE MEASUREMENTS
Measurement input	5.26	5.91
Volatility
FAIR VALUE MEASUREMENTS
Measurement input	21.5	28.0
Risk-free rate
FAIR VALUE MEASUREMENTS
Measurement input	0.91	0.49
Risk-free rate | Monte Carlo Simulation Model
FAIR VALUE MEASUREMENTS
Measurement input			0.5
Fair value of warrants
FAIR VALUE MEASUREMENTS
Measurement input	1.57	1.98
Fair value of warrants | Monte Carlo Simulation Model
FAIR VALUE MEASUREMENTS
Measurement input			1.52
Public warrants | Monte Carlo Simulation Model
FAIR VALUE MEASUREMENTS
Measurement input		1.90
Public warrants | Modified Black Scholes Model
FAIR VALUE MEASUREMENTS
Measurement input | Y			6.1
Public warrants | Stock price | Modified Black Scholes Model
FAIR VALUE MEASUREMENTS
Measurement input		10.06	9.93
Public warrants | Strike price | Modified Black Scholes Model
FAIR VALUE MEASUREMENTS
Measurement input		11.50	11.50
Public warrants | Probability of completing a Business Combination | Modified Black Scholes Model
FAIR VALUE MEASUREMENTS
Measurement input		86.0	86.0
Public warrants | Volatility | Modified Black Scholes Model
FAIR VALUE MEASUREMENTS
Measurement input		28.0	22.8
Public warrants | Volatility pre-merger | Monte Carlo Simulation Model
FAIR VALUE MEASUREMENTS
Measurement input			4.5
Public warrants | Volatility post-merger | Monte Carlo Simulation Model
FAIR VALUE MEASUREMENTS
Measurement input			26.0
Public warrants | Risk-free rate | Modified Black Scholes Model
FAIR VALUE MEASUREMENTS
Measurement input		0.5	0.5
Public warrants | Fair value of warrants | Modified Black Scholes Model
FAIR VALUE MEASUREMENTS
Measurement input		1.98	1.53